Prepayments and other assets - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Current
Advance to vendors (net of allowance)		₨ 854,942	₨ 637,991
Advance to joint venture		7,759	86
Balance with tax authorities		36,222	19,600
Prepaid expenses		70,971	84,885
Due from employees		7,928	1,926
Total	$ 15,018	977,822	744,490
Non-current
Prepaid expenses		3,403	4,935
Defined benefit plan asset		7,835
Total	$ 173	₨ 11,238	₨ 4,935